Prepayments and other current assets (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Prepayments and other current assets [Abstract]
Prepaid minimum guarantees	[1]			¥ 111,370,000	¥ 81,764,000
Prepaid advertising expenses				116,528,000	70,663,000
Deferred cost relating to deferred revenue				38,225,000	16,107,000
Input value added taxes				11,926,000	1,885,000
Loans to employees				10,012,000	¥ 3,871,000
Loans to game developers	[2]			10,228,000
Office rental deposits				3,916,000	¥ 1,647,000
Others				28,215,000	13,487,000
Total prepayments and other current assets			$ 51,008	¥ 330,420,000	¥ 189,424,000
Impairment loss		¥ 14,385,000

[1]	Prepaid minimum guarantees represent prepayment made to game developers according to the payment terms of contracts, and will be deducted from revenue sharing amount when future revenue is generated. The Company assessed prepaid minimum guarantee for impairment when events or changes in circumstances indicate that the carrying amounts of the prepayments are not recovered. The impairment charge recognized was RMB14,385,000 for the year ended December 31, 2015, there are no such impairment charge recognized for the years ended December 31, 2013 and 2014.
[2]	During the year, the Company entered into various loan agreements with certain game developers to finance their operating activities. The amounts are interest-free and will be repaid within one year.